Bank borrowings - Borrowing detail by currency - (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Non-Current Principal Amount	$ 3,670	$ 5,277
Current Principal Amount	95,297	102,330
Total	98,967	107,607
US Dollars
Borrowings [abstract]
Current Principal Amount	1,245	27,486
Total	1,245	27,486
Euros
Borrowings [abstract]
Non-Current Principal Amount	3,670
Current Principal Amount	94,052
Total	$ 97,722
Other.
Borrowings [abstract]
Non-Current Principal Amount		5,277
Current Principal Amount		74,844
Total		$ 80,121